1(415) 856-7007

davidhearth@paulhastings.com

November 20, 2015	92937.00006

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TCW Alternative Funds — File Nos. 333-201676 and 811-23025

Ladies and Gentlemen:

We are counsel to TCW Alternative Funds (the “Trust”) and have reviewed the enclosed Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

The purposes of this Amendment are to (i) respond to comments received from the Securities and Exchange Commission’s staff with respect to the Trust’s Post-Effective Amendment No. 2, which contained disclosure with respect to six new series of the Trust; and (ii) reflect various other non-material changes.

We hereby represent our view that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth for PAUL HASTINGS LLP